Leases - Narrative (Details) $ in Thousands	May 01, 2021 USD ($) renewal_option	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Long-term right-of-use assets		$ 14,433	$ 14,009
Operating lease, liability		15,383	$ 14,794
Guam
Lessee, Lease, Description [Line Items]
Monthly rent payment	$ 37
Rent free period	2 months
Lessee term of contract	14 months
Number of renewal options | renewal_option	3
Renewal term	1 year
Long-term right-of-use assets		1,500
Operating lease, liability		$ 1,500